MEMORANDUM OF CHANGES

                 INVESCO UNIT TRUSTS, TAXABLE INCOME SERIES 466

   The Prospectus filed with Amendment No. 3 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Invesco Unit Trusts, Taxable Income Series 466 on March 12, 2014. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

     Front Cover Page. The date of the Prospectus has been inserted and the preliminary prospectus disclosure has been removed. The language on the cover page has been revised to reflect the duration of the Trust.

     Invesco Term Trust, Series A - Principal Investment Strategy. At the end of the second paragraph of this section, language has been added to reflect the composition of securities in the Trust. The first sentence of the third paragraph of this section has been updated to reflect the duration of the Trust.

     Invesco Term Trust, Series A - Principal Risks. The seventh bulleted paragraph in this section has been updated to reflect the composition of securities in the Trust. The tenth bulleted paragraph in this section has been added to reflect a concentration in the securities of French issuers.

     The "Summary of Essential Financial Information" section has been completed.

     The "Portfolio" page and notes thereto have been finalized.

     The "Report of Independent Registered Public Accounting Firm" page has been completed.

     The "Statement of Condition" page has been finalized.

     The first sentence of the third paragraph of the subsection found under "The Trust -- General" has been revised to show the appropriate reference.

     Disclosure describing the risk of investing in the securities of French issuers has been added at the end of the subsection entitled "The
     Trust -- Risk Factors -- Foreign securities risk".

     The first paragraph of the subsection found under "The Trust - Certificates of Deposit and Yankee Certificates of Deposit" has been updated to reflect the composition of securities in the Trust.

     The second paragraph found under the subsection found under "Rights of Unitholders -- Distributions of Interest and Principal" has been updated.

     The "Rights of Unitholders -- Termination of Trust Agreement" subsection has been updated

     Back Cover Page. The date of the Prospectus has been inserted and the table of contents has been updated.

     Information Supplement. The "Termination of the Trust Agreement" section has been updated.